PRINCIPAL ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / ¥	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Foreign currency exchange rate | $ / ¥	7.2993
Gain on investments	¥ 2,901		¥ 25,760	¥ 19,865
Accounts receivable, net of allowance for doubtful accounts	73,642		42,907
Provision for credit losses	¥ 30,871	$ 4,229	42,354	10,651
Impairment loss of goodwill			957,605
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true	true
Revenue, Remaining Performance Obligation, Optional Exemption, Variable Consideration [true false]	true	true
Advertising and marketing expenses	¥ 431,209		753,490	944,471
Operating lease costs	18,242		22,207	35,973
Short-term Lease	¥ 12,907		¥ 10,003	¥ 9,031
First service period for options and restricted share units granted to employees and non-employees, including directors	2 years	2 years
Second service period for options and restricted share units granted to employees and non-employees, including directors	4 years	4 years